STOCKHOLDERS' EQUITY (Details 4) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Options exercisable	$ 0.1767	$ 0.0013
Number of Options Exercisable	5,221,990	4,839,243
Exercise Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Options exercisable	$ 0.0013
Number of Options Exercisable	4,746,990
Average Remaining Contractual Life (years)	7 years 5 months 12 days
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Options exercisable	$ 1.9300
Number of Options Exercisable	475,000
Average Remaining Contractual Life (years)	9 years 1 month 10 days